INCOME TAXES - Disclosure of taxes on income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Abstract]
Current tax expenses	$ (632)	$ (607)	$ (215)
Deferred tax income (expenses)	181	(25)	230
Effective tax benefit (expense)	$ (451)	$ (632)	$ 15